TECHNICAL RESERVES, INSURANCE CLAIMS RESERVES AND UNEARNED PREMIUMS (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of insurance claim reserves and technical reserves [Abstract]
Disclosure of detailed information about insurance claim reserves [Text Block]
This item consists of the following:

	2017
	Claims reserves direct	Technical reserves (*)	Total
	S/(000)	S/(000)	S/(000)

Life insurance	626,871	5,599,777	6,226,648
General insurance	484,608	513,826	998,434
Health insurance	69,373	149,305	218,678
Total	1,180,852	6,262,908	7,443,760

	2016
	Claims reserves direct	Technical reserves (*)	Total
	S/(000)	S/(000)	S/(000)

Life insurance	551,516	5,128,974	5,680,490
General insurance	325,748	574,435	900,183
Health insurance	60,733	144,783	205,516
Total	937,997	5,848,192	6,786,189

(*)	At December 31, 2017, the life insurance technical reserves include the mathematical reserves of life annuities amounting to S/3,514.4 million (S/3,241.2 million at December 31, 2016).

Disclosure of detailed information about movement in direct and assumed insurance claim reserves [Text Block]
Movement of insurance claims reserves (direct and assumed), occurred during the years 2017 and 2016:

	2017
	Life insurance	General insurance	Health insurance	Total
	S/(000)	S/(000)	S/(000)	S/(000)

Beginning balance	551,516	325,748	60,733	937,997
Claims, Note 24	646,026	661,108	294,557	1,601,691
Payments	(569,108)	(491,108)	(285,899)	(1,346,115)
Exchange difference	(1,563)	(11,140)	(18)	(12,721)
Ending balance	626,871	484,608	69,373	1,180,852

	2016
	Life insurance	General insurance	Health insurance	Total
	S/(000)	S/(000)	S/(000)	S/(000)

Beginning balance	478,960	335,818	64,896	879,674
Claims, Note 24	618,274	351,227	274,902	1,244,403
Payments	(544,934)	(385,621)	(243,847)	(1,174,402)
Exchange difference	(784)	24,324	(35,218)	(11,678)
Ending balance	551,516	325,748	60,733	937,997

Disclosure of detailed information about movement in technical insurance claim reserves [Text Block]
Technical reserves occurred during the years 2017 and 2016:

	2017
	Life insurance	General insurance	Health insurance	Total
	S/(000)	S/(000)	S/(000)	S/(000)

Beginning balance	5,128,974	574,435	144,783	5,848,192
Time course expenses and others	77,855	–	–	77,855
Unearned premium and other technical reserves variation, net	127	(28,992)	4,621	(24,244)
Insurance subscriptions	491,519	–	–	491,519
Exchange difference and others	(98,698)	(31,617)	(99)	(130,414)
Ending balance	5,599,777	513,826	149,305	6,262,908

	2016
	Life insurance	General insurance	Health insurance	Total
	S/(000)	S/(000)	S/(000)	S/(000)

Beginning balance	4,755,154	582,453	144,346	5,481,953
Time course expenses and others	58,778	–	–	58,778
Unearned premium and other technical reserves variation, net	365	(11,578)	9,881	(1,332)
Insurance subscriptions	361,966	–	–	361,966
Exchange difference and others	(47,289)	3,560	(9,444)	(53,173)
Ending balance	5,128,974	574,435	144,783	5,848,192

Disclosure of detailed information about assumptions used in estimation of insurance reserves [Text Block]
At December 31, 2017 and 2016 no additional reserves were needed as a result of the liability adequacy test. The main assumptions used in estimation of retirement, disability and survival annuities and individual life (including Investment link insurance contracts) reserves as, of those dates, are the following:

	At December 31, 2017		At December 31, 2016
Mortality	Mortality table	Technical rates	Mortality table	Technical rates
Annuities	SPP-S-2017 and SPP-I- 2017	Between 2.90% - 7.93% / Between 2.50% - 5.25%	TAP 2012 and MI 2006	Between 4.21% - 7.69% / Between 2.50% - 5.25%
Pension insurance –Temporary Regime / SCTR (*)	B-85 and MI-85	3.00% soles VAC	B-85 and MI-85	3.00% soles VAC
Pension insurance –Definitive Regime	B-85 and MI-85	3.31% soles VAC / 4.66% Nominal dollars	B-85 and MI-85	3.43% soles VAC / 4.65% Nominal dollars
Pension insurance –Definitive Regime / SCTR	B-85 adjusted and MI-85	Between 3.00%, 3.38% soles VAC / 4.66% Nominal dollars / 6.35% soles adjusted / 4.66% dollars adjusted	B-85 adjusted and MI-85	Between 3.00%, 3.43% soles VAC / 4.65% Nominal dollars / 6.49% soles adjusted / 4.65% dollars adjusted
Pension insurance –Temporary Regime /SCTR (Longevity)	SPP-S-2017- and SPP-I-2017	Between 3.81%, 3.88% soles VAC	SPP-S-2017- and SPP-I-2017	Between 3.74%, 3.88% soles VAC
Individual life	CSO 80 adjusted	Between 4.00% - 5.00%	CSO 80 adjusted	Between 4.00% - 5.00%

(*)	Complementary Work Risk Insurance (SCTR the Spanish acronym).

Disclosure of detailed information about variations in the claim reserves by changes in interest rates and mortality tables [Text Block]
The Group has evaluated the changes of the reserves related to its most significant life insurance contracts included in retirement, disability and survival annuities contracts of +/- 100 bps of the interest rates and of +/- 5 bps of the mortality factors, with the following results:

	At December 31, 2017			At December 31, 2016
		Variation of the reserve			Variation of the reserve
Variables	Amount of the reserve	Amount	Percentage	Amount of the reserve	Amount	Percentage
	S/(000)	S/(000)%		S/(000)	S/(000)%

Portfolio in S/- Base amount	519,317	–	–	508,498	–	–
Changes in interest rates: + 100 bps	473,067	(46,250)	(8.91)	462,992	(45,506)	(8.95)
Changes in interest rates: - 100 bps	574,664	55,347	10.66	563,057	54,559	10.73
Changes in Mortality tables to 105%	514,091	(5,226)	(1.01)	503,253	(5,245)	(1.03)
Changes in Mortality tables to 95%	524,801	5,484	1.06	514,003	5,505	1.08

Portfolio in US$- Base amount	2,682,536	–	–	2,317,565	–	–
Changes in interest rates: + 100 bps	2,428,338	(254,198)	(9.48)	2,089,212	(228,352)	(9.85)
Changes in interest rates: - 100 bps	2,993,483	310,948	11.59	2,591,011	273,447	11.80
Changes in Mortality tables to 105%	2,660,474	(22,062)	(0.82)	2,293,403	(24,161)	(1.04)
Changes in Mortality tables to 95%	2,705,711	23,176	0.86	2,336,095	18,530	0.80